Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes

17. Income Taxes
Our consolidated effective income tax rate was (1.4%) and (0.4%) for the three and nine months ended September 30, 2022, respectively. The effective income tax rate was 0.0% and 0.0% for the three and nine months ended September 30, 2021, respectively. The tax rate for 2021 is primarily driven by a full valuation allowance against the Company’s deferred tax assets due to historical and current losses incurred. For the nine-months period ended September 30, 2022, Eve has recognized a curre
nt income tax expense of $620,084 due to a
year-to-date
income in the Brazilian jurisdiction.

12. Income Taxes
Loss before income taxes consisted of the followi
ng:

	December 31,
	2021	2020	2019
	As Restated
United States$	$(6,481,431)	$(1,742,747)	$(3,290,679)
International	(11,774,438)	(7,883,195)	(4,394,840)

Total	$(18,255,869)	$(9,625,942)	$(7,685,519)

Income taxes consisted of the following:

	United States (21%)	State and local (5%)	Brazil (34%)	Total	Valuation allowance	Total
2021
Current	—	—	—	—	—	—
Deferred	$(871,006)	$(204,567)	$(3,929,123)	$(5,004,696)	$5,004,696	—
2020
Current	—	—	—	—	—	—
Deferred	$(374,301)	$(87,114)	$(2,680,556)	$(3,141,971)	$3,141,971	—
2019
Current	—	—	—	—	—	—
Deferred	$(734,239)	$(164,534)	$(1,483,969)	$(2,382,742)	$2,382,742	—
A reconciliation of the statutory U.S. federal tax rate and our effective tax rate is as follows:

	December 31,
	2021	2020	2019
	As Restated
Statutory U.S. federal tax rate	21%	21%	21%
State and local taxes	3%	5%	5%
Reserves	0%	0%	1%
Permanent differences	-8%	0%	0%
Valuation allowance	-16%	-26%	-27%

Effective tax rate	0%	0%	0%

The tax effects of temporary differences and carryforwards that give rise to significant portions of deferred tax assets and liabilities consisted of the following:

	December 31,
	2021	2020	2019
Deferred tax assets:
Net operating loss carryforwards (i)	$12,555,225	$7,615,613	$4,477,240
Federal R&D Credit (ii)	351,985	340,162	331,741
Accrued benefits	63,153	9,892	14,715
Uncertain Tax Position — R&D Reserve	(70,397)	(68,032)	(66,349)
Total deferred tax assets	$12,899,966	$7,897,635	$4,757,347

Less valuation allowance	(12,899,966)	(7,897,635)	(4,757,347)

Net deferred tax assets	$—	$—	$—

(i)	Net operating losses carryforwards do not expire.
(ii)	These credits expire after 20 years after their initial recognition if the entity is not able to utilize them.
In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The UAM Business considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is not more likely than not that the UAM Business will realize the benefits of its deductible differences. The valuation allowance increased $5,002,331 during the year ended December 31, 2021 primarily due to an increase in the net operating losses.
The UAM Business has no history of tax audits on a standalone basis, nevertheless the UAM Business believes it has provided adequate reserves for all tax deficiencies or reductions in tax benefits that could result from federal, state and foreign tax audits. The UAM Business regularly assesses the likely outcomes of these audits in order to determine the appropriateness of the UAM Business’s tax provision. As a separate taxpayer under a separate return method, the UAM Business would be deemed to file a US federal, US state, and Brazil federal tax returns. Pursuant to these hypothetical filings, uncertain tax benefits are recorded based on largest amount of tax benefit with a greater than 50 percent probability of being realized upon ultimate settlement with the applicable taxing authority, assuming the taxing authority has full knowledge of all relevant information. The UAM Business’s operating results and related tax positions are a component of either a legal entity and/or a larger group of entities that file tax returns. The UAM Business is not considered to be the primary obligor for uncertain tax benefits taken. Therefore, unrecognized tax benefits for uncertain tax positions taken for the years ended December 31, 2021, 2020 and 2019 are reflected in the provision but are deemed to have been assumed by ERJ and not reflected in the UAM Business’s ending balance sheets for the periods reported. The UAM Business has no unrecognized tax benefits as of December 31, 2021 and 2020. The UAM Business will recognize interest and penalties, if any, related to uncertain tax positions in income tax expenses. As of December 31, 2021, 2020 and 2019 no interest or penalties have been accrued due to uncertain tax positions.
The net operating losses for 2021, 2020 and 2019 were generated mainly due to expenditures with R&D projects of the UAM Business and administrative expenses to support the R&D process. Under a separate tax return methodology, the $40,150,911 of net operating losses are deemed “hypothetical” losses of the UAM
Business for purposes of these financial statements. This amount is comprised of $13,688,062 in the US (for Federal and State taxes) and $ 26,462,849 in Brazil.